Eaton Vance U.S. Government Money Market Fund
Fund Summary Eaton Vance U.S. Government Money Market Fund
Investment Objective
The Fund’s investment objective is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance U.S. Government Money Market Fund	Class A	Class B		Class C
Shareholder Fees Column [Text]	Class A	Class B		Class C
Maximum Sales Charge (Load) (as a percentage of offering price)	none	none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	[1]	1.00%
[1]	When Class B shares are redeemed, they will be subject to any contingent deferred sales charge ("CDSC") to which such shares were subject prior to being exchanged into the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses Eaton Vance U.S. Government Money Market Fund	Class A	Class B	Class C
Operating Expenses Column [Text]	Class A	Class B	Class C
Management Fees	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees		0.90%	0.90%
Other Expenses	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses	0.68%	1.58%	1.58%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same as stated in the Fund Fees and Expenses tables above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expenses with Redemption
Expense Example Eaton Vance U.S. Government Money Market Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares	Class A shares	69	218	379	847
Class B Shares	Class B shares	661	899	1,060	1,636
Class C Shares	Class C shares	261	499	860	1,878

Expenses without Redemption
Expense Example, No Redemption Eaton Vance U.S. Government Money Market Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares	Class A shares	69	218	379	847
Class B Shares	Class B shares	161	499	860	1,636
Class C Shares	Class C shares	161	499	860	1,878

Principal Investment Strategies

The Fund invests substantially all (and in no event less than 80%) of its net assets in high quality, short-term money market instruments that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect to such instruments. The Fund does not limit the amount of its assets which can be invested in one type of instrument. In buying and selling investments for the Fund, the investment adviser seeks to comply with industry-standard regulatory requirements for money market funds regarding credit quality, maturity, diversification and liquidity of the Fund’s investments.

The Fund may invest in variable or floating-rate securities some of which provide for periodic recovery of principal on demand. Under certain conditions, these securities may be deemed to have remaining maturities equal to the time remaining until the next interest adjustment date or the date on which principal can be recovered on demand. The Fund may purchase securities on a when-issued basis and for future delivery by means of “forward commitments”, for which segregated accounts are used when required. The Fund may enter into repurchase agreements, which must be fully collateralized at all times. Subject to the policies of Rule 2a-7 under the Investment Company Act of 1940, the Fund does not intend to purchase securities of any issuer if, immediately thereafter, more than 5% of its total assets would be invested in securities of that issuer (except obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities).

Consistent with its investment objective, the Fund will attempt to maximize yield by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. The Fund may also invest to take advantage of what its investment adviser believes to be temporary disparities in yields of different segments of the money market or among particular instruments within the same segment of the market.

Principal Risks

Money Market Fund Risk. Certain events could reduce the Fund’s income level and/or share price, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market securities; adverse economic, political or other developments affecting domestic issuers of money market securities; changes in the credit quality of issuers; and default by a counterparty. Fund yield will change as the short-term securities held by the Fund mature and the proceeds are reinvested in securities with different interest rates. Because income on short-term debt securities tends to be lower than income on longer-term debt securities, the Fund’s yield will likely be lower than the yield on longer-term fixed income funds. If Fund expenses exceed income, Fund shareholders will not receive distributions. The Fund’s investments in certain debt obligations may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Risk of U.S. Government-Sponsored Agencies. Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and Fannie Mae) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators. Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The returns in the bar chart are for Class A shares and do not reflect a sales charge. Past performance is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2011 , the Fund’s highest quarterly total return was 1. 22 % for the quarter ended September 30, 2007 , and its lowest quarterly return was 0.00% for the quarter ended December 31, 2011 . The Fund’s annualized current and effective yields for the seven-day period ended December 31, 2011 were 0.00% and 0.00%, respectively. For the seven-day period ended February 17, 2012 , such yields were 0.00%.

The Fund’s investment adviser has voluntarily undertaken to reimburse expenses or waive fees to the extent necessary to maintain a yield of not less than zero. This undertaking may be withdrawn at any time and is subject to recoupment. For current yield information call 1-800-262-1122. Performance is for the stated time period only; due to market volatility the Fund’s current performance may be lower or higher.

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns Eaton Vance U.S. Government Money Market Fund	Label	One Year	Five Years	Ten Years
Class A Shares	Class A shares	none	1.43%	1.61%
Class B Shares	Class B shares	(5.00%)	1.05%	1.61%
Class C Shares	Class C shares	(1.00%)	1.43%	1.61%

These returns reflect the maximum applicable CDSC for Class B and Class C. The Class B and Class C performance shown above for the period prior to December 7, 2009 (commencement of operations) is the performance of Class A shares, adjusted for the sales charge that applies to Class B shares or Class C shares (but not adjusted for any other differences in the expenses of the classes). If adjusted for other expenses, returns would be different.